                                                         RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                   PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
RiverSource Balanced Fund -- Prospectus (11/29/06)               S-6326-99 AA

Effective Dec. 11, 2006 the following changes will be implemented for Class
Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                 MAXIMUM SALES CHARGE (LOAD)                MAXIMUM DEFERRED SALES CHARGE (LOAD)
                                                    IMPOSED ON PURCHASES                    IMPOSED ON SALES (AS A PERCENTAGE OF
                                             (AS A PERCENTAGE OF OFFERING PRICE)             OFFERING PRICE AT TIME OF PURCHASE)
Class R4(a)                                                 None                                             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                               MANAGEMENT      DISTRIBUTION         OTHER                        FEE WAIVER/EXPENSE       NET
                                 FEES(b)       (12b-1) FEES       EXPENSES(c)         TOTAL         REIMBURSEMENT     EXPENSES(d)
Class R4(a)                       0.49%            0.00%             0.41%            0.90%             0.04%            0.86%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.04% for the most recent fiscal year.
     The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper
     Balanced Funds Index. See "Fund Management and Compensation" for more information.
(c) For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 0.90% for Class R4.

--------------------------------------------------------------------------------
S-6326-9 C (12/06)

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                 1 YEAR           3 YEARS          5 YEARS          10 YEARS
Class R4           $88              $283             $495             $1,109

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R4 shares at net asset value. This share class does not have an initial sales charge or CDSC on redemption and does not convert to any other class of shares. Investments in Class R4 are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R4 shares are available to the following investors:
o    Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 shares only for shares of the same class of another RiverSource fund.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------
                                   -- 2 --

                                                         RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                   PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
RiverSource Diversified Equity Income Fund -- Prospectus (11/29/06)         S-6475-99 AA

Effective Dec. 11, 2006 the following changes will be implemented for Class
Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                               MAXIMUM SALES CHARGE                MAXIMUM DEFERRED SALES CHARGE
                           (LOAD) IMPOSED ON PURCHASES       (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                       (AS A PERCENTAGE OF OFFERING PRICE)     OF OFFERING PRICE AT TIME OF PURCHASE)
Class R4(a)                            None                                      None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                                               FEE WAIVER/
                        MANAGEMENT        DISTRIBUTION             OTHER                         EXPENSE               NET
                         FEES(b)          (12b-1) FEES         EXPENSES(c)       TOTAL        REIMBURSEMENT         EXPENSES(d)
Class R4(a)               0.65%               0.00%               0.38%          1.03%            0.04%               0.99%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.10% for the most recent fiscal year.
     The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper
     Equity Income Funds Index. See "Fund Management and Compensation" for more information.
(c) For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 0.89% for Class R4.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                       1 YEAR      3 YEARS       5 YEARS      10 YEARS
Class R4                $101         $324          $566        $1,260

--------------------------------------------------------------------------------
S-6475-9 C (12/06)

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R4 shares at net asset value. This share class does not have an initial sales charge or CDSC on redemption and does not convert to any other class of shares. Investments in Class R4 are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R4 shares are available to the following investors:
o    Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 shares only for shares of the same class of another RiverSource fund.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------
                                  -- 2 --

                                                         RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                   PROSPECTUS SUPPLEMENT -- DEC. 11, 2006
RiverSource Mid Cap Value Fund -- Prospectus (11/29/06)            S-6241-99 H

Effective Dec. 11, 2006 the following changes will be implemented for Class
Y: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. Upon the effective date of implementing the changes for Class Y all references to Class Y throughout the Fund's prospectus are omitted.

You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

FEES AND EXPENSES
Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses in the table have been adjusted to reflect current fees.

The table is supplemented as follows:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                               MAXIMUM SALES CHARGE                MAXIMUM DEFERRED SALES CHARGE
                           (LOAD) IMPOSED ON PURCHASES       (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                       (AS A PERCENTAGE OF OFFERING PRICE)     OF OFFERING PRICE AT TIME OF PURCHASE)
Class R4(a)                            None                                      None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                           MANAGEMENT        DISTRIBUTION             OTHER
                            FEES(b)          (12b-1) FEES          EXPENSES(c)        TOTAL(d)
Class R4(a)                  0.78%              0.00%                 0.42%             1.20%

(a)  In September 2006, with respect to Class Y, the Board approved renaming
     Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.09% for the most recent fiscal year.
     The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper
     Mid-Cap Value Funds Index. See "Fund Management and Compensation" for more information.
(c) For Class R4, expenses have been restated to reflect the revised fee structure approved by the Board. Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.11% for Class R4.

--------------------------------------------------------------------------------
S-6241-9 C (12/06)

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                 1 YEAR          3 YEARS         5 YEARS        10 YEARS
Class R4          $122            $381             $661          $1,459

BUYING AND SELLING SHARES
The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class R4 shares at net asset value. This share class does not have an initial sales charge or CDSC on redemption and does not convert to any other class of shares. Investments in Class R4 are not eligible to be included in determining the sales charge for purchases of Class A shares.

ELIGIBLE INVESTORS
Class R4 shares are available to the following investors:
o    Qualified employee benefit plans.
o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.
o Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

Class R4 pays an annual plan administration services fee of 0.25% from assets attributable to the class for the provision of various administrative, recordkeeping, communication or educational services.

The discussion of Opening an Account is supplemented as follows:

You may purchase, sell or exchange Class R4 shares only through the distributor or an authorized financial institution. Generally you may exchange your Class R4 shares only for shares of the same class of another RiverSource fund.

The following information is added to the "Additional Services and Compensation" section:

Plan Administration Services. Under a Plan Administration Services Agreement the Fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

References to the Class Y shareholder servicing plan are omitted.

The following information replaces the "Affiliated Funds of Funds" paragraph in the "Additional Management Information" section:

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated products could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------
                                   -- 2 --